Stockholders' Equity - Schedule of Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate, minimum	2.86%	0.79%	1.91%	1.13%
Risk-free interest rate, maximum	2.94%	2.32%	2.45%	1.57%
Expected volatility, minimum	137.20%	67.30%	115.90%	111.50%
Expected volatility, maximum	137.30%	139.50%	139.00%	132.40%
Expected life (in years)	10 years	10 years
Minimum [Member]
Expected life (in years)			5 years	5 years
Maximum [Member]
Expected life (in years)			10 years	10 years